Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Cost of Retirement Plan	The cost of the Southwest plan is listed below (in thousands):

	2012	2011	2010
Employee Investment Plan cost	$4,707	$4,626	$4,583

Schedule of Allocation of Plan Assets	The current percentage ranges of the target portfolio are:

Type of Investment	Percentage Range
Equity securities	59 to 71
Debt securities	31 to 37
Other	up to 5

Schedule of Assumptions Used

The rates are presented in the table below:

	December 31, 2012	December 31, 2011
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.00%
Asset return assumption	8.00%	8.00%

Schedule of Amounts Recognized in Balance Sheet and Income Statement

The following table sets forth the retirement plan, SERP, and PBOP funded statuses and amounts recognized on the Consolidated Balance Sheets and Statements of Income.

	2012			2011
	Qualified Retirement Plan	SERP	PBOP	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$780,571	$33,827	$52,182	$662,134	$31,860	$46,765
Service cost	20,319	274	977	17,725	217	858
Interest cost	38,266	1,629	2,547	37,276	1,766	2,631
Plan amendments	-	-	2,423	-	-	-
Actuarial loss (gain)	92,409	4,111	2,775	89,922	2,427	2,835
Benefits paid	(28,753)	(2,468)	(1,200)	(26,486)	(2,443)	(907)

Benefit obligation at end of year (PBO/PBO/APBO)	902,812	37,373	59,704	780,571	33,827	52,182

Change in plan assets
Market value of plan assets at beginning of year	521,829	-	29,944	475,931	-	29,640
Actual return on plan assets	68,174	-	4,454	2,384	-	(200)
Employer contributions	48,500	2,468	1,256	70,000	2,443	904
Benefits paid	(28,753)	(2,468)	(404)	(26,486)	(2,443)	(400)

Market value of plan assets at end of year	609,750	-	35,250	521,829	-	29,944

Funded status at year end	$(293,062)	$(37,373)	$(24,454)	$(258,742)	$(33,827)	$(22,238)

Weighted-average assumptions (benefit obligation)
Discount rate	4.25%	4.25%	4.25%	5.00%	5.00%	5.00%
Weighted-average rate of compensation increase	2.75%	2.75%	2.75%	3.00%	3.00%	3.00%

Schedule of Accumulated Benefit Obligation	The accumulated benefit obligation for the retirement plan and the SERP is presented below (in thousands):

	December 31, 2012	December 31, 2011
Retirement plan	$811,184	$699,269
SERP	35,362	32,695

Schedule of Expected Benefit Payments

Benefits expected to be paid for the pension, PBOP, and the SERP over the next 10 years are as follows (in millions):

	2013	2014	2015	2016	2017	2018-2022
Pension	$33.2	$34.9	$36.7	$38.5	$40.6	$234.4
PBOP	2.6	2.8	3.0	3.2	3.3	17.4
SERP	2.5	2.5	2.5	2.5	2.5	12.0

Schedule of Net Periodic Benefit Cost and Weighted Average Assumptions

Components of net periodic benefit cost

	Qualified Retirement Plan			SERP			PBOP
	2012	2011	2010	2012	2011	2010	2012	2011	2010
(Thousands of dollars)
Service cost	$20,319	$17,725	$16,932	$274	$217	$372	$977	$858	$856
Interest cost	38,266	37,276	35,614	1,629	1,766	2,045	2,547	2,631	2,491
Expected return on plan assets	(45,780)	(40,114)	(36,538)	-	-	-	(2,404)	(2,379)	(2,093)
Amortization of transition obligation	-	-	-	-	-	-	867	867	867
Amortization of net actuarial loss	23,883	14,348	10,478	683	631	1,155	1,031	590	489

Net periodic benefit cost	$36,688	$29,235	$26,486	$2,586	$2,614	$3,572	$3,018	$2,567	$2,610

Weighted-average assumptions (net benefit cost)
Discount rate	5.00%	5.75%	6.00%	5.00%	5.75%	6.00%	5.00%	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Weighted-average rate of compensation increase	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%	3.00%	3.25%	3.25%

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income

	2012				2011				2010
	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP	Total	Qualified Retirement Plan	SERP	PBOP
(Thousands of dollars)
Net actuarial loss (gain) (a)	$74,853	$70,016	$4,111	$726	$135,492	$127,651	$2,427	$5,414	$9,058	$10,994	$(3,480)	$1,544
Amortization of transition obligation (b)	(867)	-	-	(867)	(867)	-	-	(867)	(867)	-	-	(867)
Amortization of net actuarial loss (b)	(25,597)	(23,883)	(683)	(1,031)	(15,569)	(14,348)	(631)	(590)	(12,122)	(10,478)	(1,155)	(489)
Prior service cost	2,423	-	-	2,423	-	-	-	-	-	-	-	-
Regulatory adjustment	(42,771)	(41,520)	-	(1,251)	(105,931)	(101,974)	-	(3,957)	(652)	(464)	-	(188)

Recognized in other comprehensive (income) loss	$8,041	$4,613	$3,428	$-	$13,125	$11,329	$1,796	$-	$(4,583)	$52	$(4,635)	$-
Net periodic benefit costs recognized in net income	42,292	36,688	2,586	3,018	34,416	29,235	2,614	2,567	32,668	26,486	3,572	2,610

Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$50,333	$41,301	$6,014	$3,018	$47,541	$40,564	$4,410	$2,567	$28,085	$26,538	$(1,063)	$2,610

Schedule of Fair Value of Plan Assets

The following table sets forth, by level within the three-level fair value hierarchy, the fair values of the assets of the qualified pension plan and the PBOP as of December 31, 2012 and December 31, 2011. The SERP has no assets. There were no transfers between Levels 1 and 2.

	December 31, 2012			December 31, 2011
	Qualified Retirement Plan	PBOP	Total	Qualified Retirement Plan	PBOP	Total
Assets at fair value (thousands of dollars):

Level 1—Quoted prices in active markets for identical financial assets
Cash equivalents	$—	$—	$—	$20	$1	$21
Common stock
Capital equipment	3,510	106	3,616	4,332	133	4,465
Chemicals/materials	6,741	204	6,945	7,425	227	7,652
Consumer goods	49,247	1,492	50,739	40,806	1,249	42,055
Energy and mining	39,454	1,195	40,649	39,080	1,196	40,276
Finance/insurance	28,861	874	29,735	23,808	729	24,537
Healthcare	29,615	897	30,512	26,070	798	26,868
Information technology	30,534	925	31,459	29,052	889	29,941
Services	25,316	767	26,083	17,417	533	17,950
Telecommunications/utilities	24,355	738	25,093	16,257	498	16,755
Other	20,298	615	20,913	22,473	688	23,161
Real estate investment trusts	6,572	199	6,771	5,779	177	5,956
Mutual funds	67,749	17,802	85,551	57,512	14,154	71,666
Government fixed income securities	18,663	565	19,228	5,727	175	5,902
Futures contracts	—	—	—	4	—	4

Total Level 1 Assets (1)	$350,915	$26,379	$377,294	$295,762	$21,447	$317,209

Level 2—Significant other observable inputs
Commercial paper	$635	$19	$654	$—	$—	$—
Government fixed income and mortgage backed securities	42,997	1,302	44,299	42,361	1,297	43,658
Corporate fixed income securities
Asset-backed and mortgage-backed	16,637	504	17,141	16,969	519	17,488
Banking	17,966	544	18,510	16,192	496	16,688
Utilities	4,107	124	4,231	5,064	155	5,219
Other	28,925	876	29,801	25,769	789	26,558
Pooled funds and mutual funds	20,636	1,789	22,425	17,447	2,244	19,691
State and local obligations	1,273	39	1,312	936	29	965

Total Level 2 assets (2)	$133,176	$5,197	$138,373	$124,738	$5,529	$130,267

Level 3—Significant unobservable inputs
Commingled equity funds	$123,719	$3,748	$127,467	$97,295	$2,978	$100,273

Total Level 3 assets (3)	$123,719	$3,748	$127,467	$97,295	$2,978	$100,273

Total Plan assets at fair value	$607,810	$35,324	$643,134	$517,795	$29,954	$547,749
Insurance company general account contracts (4)	4,626	—	4,626	4,952	—	4,952

Total Plan assets (5)	$612,436	$35,324	$647,760	$522,747	$29,954	$552,701

(1)

Common stock, Real Estate Investment Trusts, mutual funds, and U.S. Government securities listed or regularly traded on a national securities exchange are valued at quoted market prices as of the last business day of the calendar year.

The mutual funds category above is an intermediate-term bond fund whose manager employs multiple concurrent strategies and takes only moderate risk in each, thereby reducing the risk of poor performance arising from any single source, and a balanced fund that invests in a diversified portfolio of common stocks, preferred stocks and fixed-income securities. Strategies utilized by the bond fund include duration management, yield curve or maturity structuring, sector rotation, and all bottom-up techniques including in-house credit and quantitative research. Strategies employed by the balanced fund include pursuit of regular income, conservation of principal, and an opportunity for long-term growth of principal and income.

(2)

The fair value of investments in debt securities with remaining maturities of one year or more is determined by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type.

The pooled funds and mutual funds are two collective short-term funds that invest in Treasury bills and money market funds. These funds are used as a temporary cash repository for the pension plan’s various investment managers.

(3)	Assets not considered Level 1 or Level 2 are valued using assumptions based on the best information available under the circumstances, such as investment manager pricing.

The commingled equity funds include private equity funds that invest in international securities (predominately Level 1 assets) regularly traded on securities exchanges. These funds are shown in the above table at net asset value. Investment strategies employed by the funds include:

•	Investing in various industries with growth and reasonable valuations, avoiding highly cyclical industries
•	Diversification by country, limiting exposure in any one country
•	Emerging markets

The terms and conditions under which shares in the commingled equity funds may be redeemed vary among the funds; the notice required ranges from one day to 30 days prior to the valuation date (month end). One of the commingled equity funds requires the payment of an impact fee to be applied to redemptions and subscriptions of $5 million or greater.

(4)

The insurance company general account contracts are annuity insurance contracts used to pay the pensions of employees who retired prior to 1989. The balance of the account disclosed in the above table is the contract value, which is the result of deposits, withdrawals, and interest credits.

(5)

The assets in the above table exceed the market value of plan assets shown in the funded status table by $2,760,000 (qualified retirement plan – $2,685,000, PBOP – $75,000) and $928,000 (qualified retirement plan – $918,000, PBOP – $10,000) for 2012 and 2011, respectively, which includes a payable for securities purchased, partially offset by receivables for interest, dividends, and securities sold.

Schedule of Effect of Significant Unobservable Inputs

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Commingled Equity Funds
(Thousands of dollars):
Balance, December 31, 2010	$97,469
Actual return on plan assets:
Relating to assets still held at the reporting date	(8,442)
Relating to assets sold during the period	246
Purchases	12,000
Sales	(1,000)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2011	$100,273
Actual return on plan assets:
Relating to assets still held at the reporting date	21,552
Relating to assets sold during the period	342
Purchases	6,800
Sales	(1,500)
Settlements	—
Transfers in and/or out of Level 3	—

Balance, December 31, 2012	$127,467